Basic and Diluted Net Loss Per Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and Diluted Net Loss Per Common Stock [Abstract]
Potential dilution share	177,699,182	55,632,713	41,902,044